Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IA
Average Annual Return, Percent		16.10%	3.04%	4.29%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		15.77%	2.77%	4.03%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
Putnam VT Emerging Markets Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Emerging Markets Equity Linked Benchmark
Average Annual Return, Percent	[1]	7.50%	3.05%	5.35%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index-NR
Average Annual Return, Percent		7.50%	1.70%	3.64%
Putnam VT Emerging Markets Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Emerging Markets Equity Linked Benchmark
Average Annual Return, Percent	[2]	7.50%	3.05%	5.35%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index-NR
Average Annual Return, Percent		7.50%	1.70%	3.64%

[1]
†	The Putnam VT Emerging Markets Equity Linked Benchmark represents the performance of the MSCI EAFE Growth Index-NR through April 29, 2020, and the performance of the MSCI Emerging Markets Index-NR thereafter.

[2]
†	The Putnam VT Emerging Markets Equity Linked Benchmark represents the performance of the MSCI EAFE Growth Index-NR through April 29, 2020, and the performance of the MSCI Emerging Markets Index-NR thereafter.